Segment reporting	9 Months Ended
Sep. 30, 2023
Segment reporting
Segment reporting

Segment reporting – condensed consolidated income statement

	Q3 2023				Q3 2022
		Marine	Inter-			Marine	Inter-
	Tanker	Exhaust	segment		Tanker	Exhaust	segment
USDm	segment	segment	elimination	Total	segment	segment	elimination	Total
Revenue	349.1	12.5	(3.5)	358.1	446.7	1.4	—	448.1
Port expenses, bunkers and commissions	(104.7)	—	—	(104.7)	(129.9)	—	—	(129.9)
Other cost of goods and services sold	—	(11.5)	2.8	(8.7)	—	(0.5)	—	(0.5)
Operating expenses	(54.2)	—	—	(54.2)	(51.3)	—	—	(51.3)
Profit from sale of vessels	7.0	—	—	7.0	9.2	—	—	9.2
Administrative expenses	(19.2)	0.2	—	(19.0)	(12.7)	(0.7)	—	(13.4)
Other operating income and expenses	(0.3)	—	—	(0.3)	(0.3)	—	—	(0.3)
Share of profit/(loss) from joint ventures	—	—	—	—	0.3	—	—	0.3
Operating profit before depreciation, amortization and impairment losses (EBITDA)	177.7	1.2	(0.7)	178.2	262.0	0.2	—	262.2
Impairment losses on tangible assets	—	—	—	—	0.2	—	—	0.2
Depreciation and amortization	(37.9)	(0.3)	—	(38.2)	(33.7)	(0.1)	—	(33.8)

Operating profit (EBIT)	139.8	0.9	(0.7)	140.0	228.5	0.1	—	228.6

Financial income	4.1	0.1	—	4.2	1.2	—	—	1.2
Financial expenses	(16.5)	—	—	(16.5)	(12.5)	—	—	(12.5)

Profit before tax	127.4	1.0	(0.7)	127.7	217.2	0.1	—	217.3

Tax	(3.4)	—	—	(3.4)	(0.2)	—	—	(0.2)

Net profit for the period	124.0	1.0	(0.7)	124.3	217.0	0.1	—	217.1

Segment reporting – condensed consolidated income statement

	Q1-Q3 2023				Q1-Q3 2022				FY 2022
		Marine	Inter-			Marine	Inter-			Marine	Inter-
	Tanker	Exhaust	segment		Tanker	Exhaust	segment		Tanker	Exhaust	segment
USDm	segment	segment	elimination	Total	segment	segment	elimination	Total	segment	segment	elimination	Total
Revenue	1,107.9	33.7	(9.0)	1,132.6	994.6	1.4	—	996.0	1,440.4	5.9	(2.9)	1,443.4
Port expenses, bunkers and commissions	(290.5)	—	—	(290.5)	(344.8)	—	—	(344.8)	(458.9)	—	—	(458.9)
Other cost of goods and services sold	—	(25.7)	6.6	(19.1)	—	(0.5)	—	(0.5)	—	(3.0)	2.4	(0.6)
Operating expenses	(161.0)	—	—	(161.0)	(151.7)	—	—	(151.7)	(202.1)	—	—	(202.1)
Profit from sale of vessels	10.5	—	—	10.5	10.0	—	—	10.0	10.2	—	—	10.2
Administrative expenses	(53.3)	(5.2)	—	(58.5)	(38.6)	(0.7)	—	(39.3)	(52.4)	(2.6)	—	(55.0)
Other operating income and expenses	(0.5)	0.1	—	(0.4)	6.1	—	—	6.1	5.8	—	—	5.8
Share of profit/(loss) from joint ventures	—	—	—	—	0.2	—	—	0.2	0.2	—	—	0.2
Operating profit before depreciation, amortization and impairment losses (EBITDA)	613.1	2.9	(2.4)	613.6	475.8	0.2	—	476.0	743.2	0.3	(0.5)	743.0

Impairment losses on tangible assets	—	—	—	—	(2.6)	—	—	(2.6)	(2.6)	—	—	(2.6)
Depreciation and amortization	(109.4)	(0.9)	—	(110.3)	(103.4)	(0.1)	—	(103.5)	(138.7)	(0.3)	—	(139.0)
Operating profit (EBIT)	503.7	2.0	(2.4)	503.3	369.8	0.1	—	369.9	601.9	—	(0.5)	601.4

Financial income	10.8	—	—	10.8	1.5	—	—	1.5	4.0	0.1	—	4.1
Financial expenses	(46.6)	(0.3)	—	(46.9)	(36.4)	—	—	(36.4)	(48.7)	(0.1)	—	(48.8)
Profit before tax	467.9	1.7	(2.4)	467.2	334.9	0.1	—	335.0	557.2	—	(0.5)	556.7

Tax	(3.8)	—	—	(3.8)	(0.9)	—	—	(0.9)	5.9	—	—	5.9
Net profit for the period	464.1	1.7	(2.4)	463.4	334.0	0.1	—	334.1	563.1	—	(0.5)	562.6

Segment reporting – condensed consolidated balance sheet

	30 September 2023				30 September 2022				31 December 2022
		Marine	Inter-			Marine	Inter-			Marine	Inter-
	Tanker	Exhaust	segment		Tanker	Exhaust	segment		Tanker	Exhaust	segment
USDm	segment	segment	elimination	Total	segment	segment	elimination	Total	segment	segment	elimination	Total
ASSETS
Non-current Assets
Intangible assets
Goodwill	—	1.7	—	1.7	—	1.9	—	1.9	—	1.8	—	1.8
Other intangible assets	0.7	1.0	—	1.7	—	0.5	—	0.5	0.7	1.3	—	2.0
Total intangible assets	0.7	2.7	—	3.4	—	2.4	—	2.4	0.7	3.1	—	3.8
Tangible fixed assets
Land and buildings	5.2	0.7	—	5.9	3.1	—	—	3.1	2.8	1.0	—	3.8
Vessels and capitalized dry-docking	2,120.3	—	(9.8)	2,110.5	1,876.2	—	—	1,876.2	1,863.4	—	(7.5)	1,855.9
Prepayments on vessels	—	4.2	(0.4)	3.8	-	—	—	—	—	—	—	—
Other plant and operating equipment	3.2	1.1	—	4.3	5.2	1.5	—	6.7	4.1	1.5	—	5.6
Total tangible fixed assets	2,128.7	6.0	(10.2)	2,124.5	1,884.5	1.5	—	1,886.0	1,870.3	2.5	(7.5)	1,865.3
Financial assets
Investments in joint ventures	0.1	—	—	0.1	0.1	—	—	0.1	0.1	—	—	0.1
Loan receivables	4.6	—	—	4.6	4.6	—	—	4.6	4.6	—	—	4.6
Deferred tax asset	0.4	—	—	0.4	0.5	0.1	—	0.6	0.5	—	—	0.5
Other investments	—	—	—	—	0.2	—	—	0.2	0.2	—	—	0.2
Total financial assets	5.1	—	—	5.1	5.4	0.1	—	5.5	5.4	—	—	5.4
Total non-current assets	2,134.5	8.7	(10.2)	2,133.0	1,889.9	4.0	—	1,893.9	1,876.4	5.6	(7.5)	1,874.5
Current Assets
Inventories	64.5	6.1	—	70.6	65.4	7.0	—	72.4	61.1	11.0	(0.1)	72.0
Trade receivables	199.8	4.4	(0.5)	203.7	246.7	1.0	—	247.7	255.7	4.2	(0.4)	259.5
Other receivables	86.9	2.4	—	89.3	76.1	2.6	—	78.7	72.7	1.3	—	74.0
Prepayments	10.2	2.8	—	13.0	10.4	3.5	—	13.9	9.7	0.7	—	10.4
Cash and cash equivalents incl. restricted cash	266.0	4.7	—	270.7	236.3	2.2	—	238.5	321.4	2.4	—	323.8
Current assets, excl. assets held-for-sale	627.4	20.4	(0.5)	647.3	634.9	16.3	—	651.2	720.6	19.6	(0.5)	739.7
Assets held-for-sale	27.8	—	—	27.8	—	—	—	—	—	—	—	—
Total current assets	655.2	20.4	(0.5)	675.1	634.9	16.3	—	651.2	720.6	19.6	(0.5)	739.7
Total Assets	2,789.7	29.1	(10.7)	2,808.1	2,524.8	20.3	—	2,545.1	2,597.0	25.2	(8.0)	2,614.2

Segment reporting – condensed consolidated balance sheet

	30 September 2023				30 September 2022				31 December 2022
		Marine	Inter-			Marine	Inter-			Marine	Inter-
	Tanker	Exhaust	segment		Tanker	Exhaust	segment		Tanker	Exhaust	segment
USDm	segment	segment	elimination	Total	segment	segment	elimination	Total	segment	segment	elimination	Total

Total equity	1,564.3	7.7	(2.9)	1,569.1	1,397.3	6.1	—	1,403.4	1,498.0	6.2	(0.5)	1,503.7

LIABILITIES
Non-current Liabilities
Non-current tax liability related to held-over gains	45.2	—	—	45.2	45.2	—	—	45.2	45.2	—	—	45.2
Deferred tax liability	7.3	0.2	—	7.5	—	0.1	—	0.1	5.8	0.3	—	6.1
Borrowings	890.4	3.4	—	893.8	873.7	6.6	—	880.3	844.6	5.2	—	849.8
Other non-current liabilities	2.3	0.7	—	3.0	1.9	1.1	—	3.0	2.2	0.8	—	3.0
Total non-current liabilities	945.2	4.3	—	949.5	920.8	7.8	—	928.6	897.8	6.3	—	904.1

Current Liabilities
Borrowings	190.5	3.7	—	194.2	115.2	—	—	115.2	115.7	1.3	—	117.1
Trade payables	42.2	3.4	—	45.6	38.8	2.0	—	40.8	46.4	3.5	(1.4)	48.5
Current tax liabilities	1.6	—	—	1.6	1.2	0.3	—	1.5	1.6	0.4	—	2.0
Other liabilities	39.4	0.4	(0.5)	39.3	45.0	0.3	—	45.3	31.0	0.3	(0.2)	31.1
Provisions	6.5	0.4	—	6.9	6.5	—	—	6.5	6.5	0.3	—	6.8
Deferred income	—	9.2	(7.3)	1.9	—	3.8	—	3.8	—	6.8	(5.9)	0.9
Total current liabilities	280.2	17.1	(7.8)	289.5	206.7	6.4	—	213.1	201.2	12.7	(7.5)	206.4

Total liabilities	1,225.4	21.4	(7.8)	1,239.0	1,127.5	14.2	—	1,141.7	1,099.0	19.0	(7.5)	1,110.5

Total Equity and Liabilities	2,789.7	29.1	(10.7)	2,808.1	2,524.8	20.3	—	2,545.1	2,597.0	25.2	(8.0)	2,614.2